Stock-Based Compensation - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions					12 Months Ended
	Oct. 20, 2021 shares	Mar. 21, 2020 shares	Oct. 19, 2019 shares	Aug. 03, 2019 shares	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2019 INR (₨)	Jul. 31, 2016 INR (₨) shares	Jun. 30, 2013 INR (₨) shares	Jun. 30, 2010 INR (₨) shares	Jun. 30, 2007 INR (₨) shares	Jun. 30, 2005 INR (₨) shares	Jun. 30, 2003 INR (₨) shares	Jan. 31, 2000 INR (₨) shares	Sep. 20, 2019 ₨ / shares shares	Sep. 19, 2019 ₨ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, intrinsic value of options exercised at grant date					₨ 0.0		₨ 0.0	₨ 0.0
Stock-based compensation, aggregate intrinsic value of options exercised at exercise date					26,446.8		13,339.6	33,117.4
Stock-based compensation, aggregate intrinsic value of options outstanding at grant date					0.5		0.5
Stock-based compensation, aggregate intrinsic value of options outstanding					72,288.5		17,418.0
Stock-based compensation, aggregate intrinsic value of options exercisable at grant date					0.5		0.4
Stock-based compensation, aggregate intrinsic value of options exercisable					42,485.6		16,291.8
Stock-based compensation, total stock compensation cost recognized under the plans					₨ 10,603.5	$ 145.0	₨ 7,476.1	₨ 5,343.3
Stock-based compensation, unvested options, outstanding | shares					103,715,500		78,401,210
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares					₨ 1,206.3		₨ 1,113.5
Stock-based compensation, unvested options, aggregate intrinsic value at grant date					₨ 0.0		₨ 0.2
Stock-based compensation, unvested options, aggregate intrinsic value as at end of period					29,802.9		₨ 1,126.2
Stock-based compensation, total estimated compensation cost to be recognized in future periods					₨ 19,066.4
Equity shares, par value | ₨ / shares					₨ 1.0		₨ 1.0									₨ 1.0	₨ 2.0
Equity shares, issued | shares					5,512,776,482		5,483,286,460									5,470,763,894
Share-based payment arrangement, expense, tax benefit					₨ 0.0
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity shares, par value | ₨ / shares																₨ 2.0
Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)					1 year 2 months 15 days	1 year 2 months 15 days
Employees Stock Option Scheme | Plan ''A''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares															100,000,000.0
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved															₨ 100.0
Employees Stock Option Scheme | Plan ''B''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares														100,000,000.0
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved														₨ 100.0
Employees Stock Option Scheme | Plan ''C''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares													100,000,000.0
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved													₨ 100.0
Employees Stock Option Scheme | Plan ''D''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares												150,000,000.0
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved												₨ 150.0
Employees Stock Option Scheme | Plan "E"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares											200,000,000.0
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved											₨ 200.0
Employees Stock Option Scheme | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares										200,000,000.0
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved										₨ 200.0
Employees Stock Option Scheme | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares									200,000,000.0
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved									₨ 200.0
Employees Stock Option Scheme | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, expiration					5 years	5 years
Scheme XXXII | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares				578,000
Scheme XXXIII | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares			46,175,200
Scheme XXXIV | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares		1,020,400
Scheme XXXV | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares	57,466,600